TRENT
                                     EQUITY
                                      FUND

--------------------------------------------------------------------------------

                                 ANNUAL REPORT



















--------------------------------------------------------------------------------
                               For the Year Ended
                                August 31, 2001

                               TRENT EQUITY FUND
                                 ANNUAL REPORT
                       FOR THE YEAR ENDED AUGUST 31, 2001


September 30, 2001


Dear Shareholder:


                         Trent Equity Fund generated a negative 19.47% return for the fiscal year ending August 31, 2001 compared to a negative 24.39% return for the S&P 500 with dividends reinvested. Although significantly better than that market benchmark, the poor performance of the Fund reflects the inability of the stock market to fight off the normally-stimulating effect of the reduction in interest rates during 2001, both from Fed Funds cuts as well as a drop in longer-term rates. The slowdown that initially started in the technology sector has now infected virtually all sectors of the market.

ACTIVITY IN              The best performing stocks during the six-month period
    CURRENT              ending August 31, 2001 in order of dollar impact were
   HOLDINGS              Hasbro, up 41%; Leggett & Platt, up 21%; Certegy, up
                         71%; CenturyTel up 20%; Equifax, up 25%; Caterpillar, up 20%; and Central Parking, up 11%. Hasbro, Leggett &
                         Platt and Caterpillar rebounded cyclically. The market is anticipating Central Parking's resolution of assimilation problems it has had with acquisitions.
                         CenturyTel has had an unsolicited buyout offer from a competitor in the rural telephone business. Investors are starting to appreciate Equifax's consistent strong growth. Certegy, a spin-off of Equifax, is benefiting from its exposure as a separate publicly-traded company.

                         The worst performing stocks in order dollar impact were Nokia, down 28%; Global Crossing, down 83%; American Express, down 16%; Newell Rubbermaid, down 13% and Clear Channel Communications, down 12%. Nokia and Global Crossing have suffered from the technology sector bear market. Newell Rubbermaid continues to struggle with the assimilation of its Rubbermaid acquisition. American Express may have some credit issues. Clear Channel Communications, the largest U.S. radio station operator, is encountering a significant advertising slow down.

        NEW              New purchases during the six-month period ending August
   HOLDINGS              31, 2001 include Cisco Systems, Korn Ferry
                         International, Merck and Sherwin Williams. Cisco
                         Systems is the largest Internet equipment company. Korn
                         Ferry International is the leading global executive recruiting agency. Merck is a major global pharmaceutical company. Sherwin Williams is the leading
                         U.S. paint manufacturer, marketing paint both wholesale and through its network of 2200 retail stores.

SIGNIFICANT              In order of dollar magnitude, the largest realized
   REALIZED              gains during the six-month period were taken in,
  GAINS AND              Caterpillar, up 53%; Clear Channel Communications, up
     LOSSES              100%; Freddie Mac, up 72%, Citigroup, up 109%. Each
                         sale was a partial liquidation of the position.

                         In order of dollar impact, the largest realized losses were a full liquidation of the position in Wind River Systems, down 64%; and partial liquidations of Global Crossing, down 75%; Intel, down 37%; and Servicemaster, down 23%.

REORGANIZATION           Pending shareholder approval, Trent Equity Fund has
      OF TRENT           entered into a plan to be reorganized into the Hodges
   EQUITY FUND           Fund where the assets and liabilities of Trent Equity
                         Fund will be transferred to the Hodges Fund and Trent
                         Equity Fund shareholders will hold Hodges Fund Shares having the same total value as the shares of the Trent
                         Equity Fund immediately before the reorganization. It is anticipated that this will be a tax-free exchange that will take place in late November. Both Funds have similar investment objectives.

                         We thank you for being an investor in Trent Equity
                         Fund.

                                                  TRENT CAPITAL MANAGEMENT, INC.

GRAPH INFO HERE


                               TRENT EQUITY FUND
                       Value of $10,000 vs S&P 500 Index

                          Average Annual Total Return
                          Period Ended August 31, 2001

                         1 Year.....................(19.47%)
                         5 Year..................... 10.37%
                         10 Year....................  8.51%

                               Trent Equity Fund        S&P 500 w/inc
                               -----------------        -------------
                     Dec-91          15,280                 9,779
                     Dec-92          15,790                 10,528
                     Dec-93          16,640                 11,586
                     Dec-94          14,890                 11,733
                     Dec-95          17,014                 16,137
                     Dec-96          20,487                 19,847
                     Dec-97          25,648                 26,465
                     Dec-98          30,227                 34,027
                     Dec-99          52,176                 41,174
                     Dec-00          33,608                 35,353
                     Aug-01          31,700                 30,616




Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The index is unmanaged and returns include reinvested dividends.

* Performance for the Trent Equity Fund reflects the performance of the Trent Partners LP, whose assets were transferred into the Trent Equity Fund on September 11, 1992, net of actual fees and expenses.




                               TRENT EQUITY FUND

SCHEDULE OF INVESTMENTS at August 31, 2001

   SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.2%
AUTO/TRUCK PARTS AND EQUIPMENT: 2.1%
   2,400         Dana Corp.                                            $ 47,040
                                                                       --------

BANKS: 2.4%
   1,200         Union Planters Corp.                                    53,400
                                                                       --------

CHEMICALS: 2.9%
   2,900         Sherwin-Williams Co.                                    65,685
                                                                       --------

COMMERCIAL SERVICES: 14.3%
   4,770         Central Parking Corp.                                   97,308
   1,055         Certegy, Inc.*                                          36,250
   2,120         Equifax, Inc.                                           55,184
   2,900         Korn/Ferry International                                37,787
   8,295         ServiceMaster Co.                                       97,051
                                                                       --------
                                                                        323,580
                                                                       --------

COMPUTERS - PERIPHERALS: 1.6%
   1,600         Hewlett-Packard Co.                                     37,136
                                                                       --------

CONSUMER PRODUCTS: 4.9%
   3,610         Gillette Company (The)                                 110,646
                                                                       --------

DIVERSIFIED FINANCIAL SERVICES: 4.8%
   2,380         Citigroup, Inc.                                        108,885
                                                                       --------

DIVERSIFIED MANUFACTURING: 1.6%
     940         Honeywell International, Inc.                           35,024
                                                                       --------

FINANCIAL SERVICES: 8.8%
   3,030         American Express Co.                                   110,353
   1,420         Federal Home Loan  Mortgage Corp.                       89,290
                                                                       --------
                                                                        199,643
                                                                       --------

FOOD & BEVERAGE: 2.5%
   1,240         Heinz (H.J.) & Co.                                      56,023
                                                                       --------

HOME FURNISHINGS: 4.8%
   4,640         Leggett & Platt, Inc.                                  109,133
                                                                       --------

HOUSEHOLD PRODUCTS: 4.5%
   4,420         Newell Rubbermaid, Inc.                                101,218
                                                                       --------

MACHINERY - GENERAL: 2.9%
   1,300         Caterpillar, Inc.                                       65,000
                                                                       --------

MEDIA: 4.7%
   2,090         Clear Channel
                 Communications, Inc.*                                  105,064
                                                                       --------


   SHARES                                                              VALUE
--------------------------------------------------------------------------------


MEDICAL SUPPLIES: 5.5%
   1,400         Johnson & Johnson                                     $ 73,794
   6,400         PharmaNetics, Inc.*                                     51,200
                                                                       --------
                                                                        124,994
                                                                       --------

PHARMACEUTICALS: 2.7%
     920         Merck & Co.                                             59,892
                                                                       --------

RETAIL: 11.3%
   6,080         Claire's Stores, Inc.                                  105,610
   5,440         Dollar General Corp.                                    93,840
   1,840         McDonald's Corp.                                        55,255
                                                                       --------
                                                                        254,705
                                                                       --------

SEMICONDUCTORS: 2.5%
   2,000         Intel Corp.                                             55,920
                                                                       --------

TELECOMMUNICATIONS: 9.0%
   2,240         CenturyTel, Inc.                                        78,512
   3,040         Cisco Systems, Inc.*                                    49,643
   1,920         Global Crossing Ltd.                                     8,122
   4,180         Nokia OYJ                                               65,793
                                                                       --------
                                                                        202,070
                                                                       --------

TOYS: 4.4%
   5,780         Hasbro, Inc.                                           100,225
                                                                       --------

TOTAL COMMON STOCKS
        (cost $1,961,368)                                             2,215,283
                                                                     ----------

TOTAL INVESTMENTS IN SECURITIES
        (cost $1,961,368+): 98.2%                                     2,215,283
        Other Assets less Liabilities: 1.8%                              41,748
                                                                     ----------
NET ASSETS: 100.0%                                                   $2,257,031
                                                                     ==========

*    Non-income producing security.

+ At August 31, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.
     Unrealized appreciation and depreciation were as follows:

        Gross unrealized appreciation                                 $ 419,769
        Gross unrealized depreciation                                  (165,854)
                                                                      ---------
        Net unrealized appreciation                                   $ 253,915
                                                                      =========


See accompanying Notes to Financial Statements.


                               TRENT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2001

ASSETS
        Investments in securities, at value (cost $1,961,368)                 $ 2,215,283
        Cash                                                                       46,439
                                  Receivables:
                Dividends and interest                                              4,827
                Due from advisor                                                   10,497
                Fund shares sold                                                      201
        Prepaid expenses                                                            2,122
                                                                              -----------
                        Total assets                                            2,279,369
                                                                              -----------

LIABILITIES

Payables:
                Administration fees                                                 2,950
        Accrued expenses                                                           19,388
                                                                              -----------
                        Total liabilities                                          22,338
                                                                              -----------
       NET ASSETS                                                             $ 2,257,031
                                                                              ===========

        Net asset value, offering and redemption price per share
                ($2,257,031/219,149 shares outstanding; unlimited number of
                shares authorized without par value)                          $     10.30
                                                                              ===========


COMPONENTS OF NET ASSETS
        Paid-in capital                                                       $ 2,217,658
        Accumulated net realized loss on investments                             (214,542)
        Net unrealized appreciation on investments                                253,915
                                                                              -----------
                Net assets                                                    $ 2,257,031
                                                                              ===========


See accompanying Notes to Financial Statements.


                               TRENT EQUITY FUND

STATEMENT OF OPERATIONS For the Year Ended August 31, 2001

INVESTMENT INCOME
        Income
                Dividends                                                      $  56,325
                Interest                                                           3,714
                                                                               ---------
                        Total income                                              60,039
                                                                               ---------

        Expenses
                Advisory fees                                                     47,252
                Administration fees                                               30,000
                Fund accounting fees                                              18,152
                Audit fees                                                        15,001
                Transfer agent fees                                               13,198
                Distribution fees                                                  8,591
                Reports to shareholders                                            8,085
                Trustee fees                                                       5,299
                Custody fees                                                       3,887
                Miscellaneous                                                      3,482
                Registration fees                                                  2,490
                Legal fees                                                         1,664
                                                                               ---------
                        Total expenses                                           157,101
                        Less: fees waived and expenses absorbed                  (75,199)
                                                                               ---------
                        Net expenses                                              81,902
                                                                               ---------
                        Net investment loss                                      (21,863)
                                                                               ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
        Net realized loss on investments                                        (214,541)
        Net unrealized depreciation on investments                              (727,665)
                                                                               ---------
                Net realized and unrealized loss on investments                 (942,206)
                                                                               ---------
                        Net decrease in net assets resulting from operations   $(964,069)
                                                                               =========


See accompanying Notes to Financial Statements



                               TRENT EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED      YEAR ENDED
                                                               AUGUST 31,      AUGUST 31,
                                                                  2001           2000
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
        Net investment loss                                  $   (21,863)   $   (73,131)
        Net realized gain (loss) on investments                 (214,541)       648,752
        Net unrealized depreciation on investments              (727,665)      (236,141)
                                                             -----------    -----------

     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                               (964,069)       339,480
                                                             -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
        From net realized gain                                  (604,269)      (584,644)
                                                             -----------    -----------

CAPITAL SHARE TRANSACTIONS
        Net increase (decrease) in net assets derived from
                net change in outstanding shares  (a)         (1,634,159)       490,452
                                                             -----------    -----------

                Total increase (decrease) in net assets       (3,202,497)       245,288
NET ASSETS
        Beginning of year                                      5,459,528      5,214,240
                                                             -----------    -----------

        End of year                                          $ 2,257,031    $ 5,459,528
                                                             ===========    ===========


(a)     A summary of capital share transactions is as follows:


                                           Year Ended                 Year Ended
                                        August 31, 2001             August 31, 2000
                                        ---------------             ---------------

                                       Shares         Value       Shares       Value
                                       ------         -----       ------       -----

Shares sold                            29,320    $   343,640     136,535     $2,521,834
Shares issued in reinvestment
of distributions                       50,621        560,877      34,061        564,398
Shares redeemed                      (231,702)    (2,538,676)   (144,204)    (2,595,780)
                                     --------    -----------    --------    -----------
        Net increase (decrease)      (151,761)   $(1,634,159)     26,392    $   490,452
                                     ========    ===========    ========    ===========



See accompanying Notes to Financial Statements.



                               TRENT EQUITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                       Year Ended August 31,
                                                      -----------------------------------------------------
                                                           2001      2000       1999       1998      1997
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                    $   14.72  $   15.13  $   12.23  $   11.90  $    9.86
                                                      ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:

        Net investment loss                               (0.10)     (0.20)     (0.12)     (0.16)     (0.10)
        Net realized and unrealized
          gain (loss) on investments                      (2.65)      1.50       5.73       0.49       2.14
                                                      ---------  ---------  ---------  ---------  ---------

Total from investment operations                          (2.75)      1.30       5.61       0.33       2.04
                                                      ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS:

        From net realized gain                            (1.67)     (1.71)     (2.71)        --       --
                                                      ---------  ---------  ---------  ---------  ---------

        Net asset value, end of year                  $   10.30  $   14.72  $   15.13  $   12.23  $   11.90
                                                      =========  =========  =========  =========  =========

        Total return                                     (19.47)%     7.34%     52.81%      2.77%     20.69%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (millions)                    $    2.3   $    5.5   $    5.2   $    3.2   $    3.3
Ratio of expenses to average net assets:
Before fees waived and
  expenses absorbed                                        3.84%      2.80%      3.36%      3.08%      3.48%
  After fees waived and
   expenses absorbed                                       2.00%      2.00%      2.00%      2.00%      2.00%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:

Before fees waived and
  expenses absorbed                                       (2.37)%    (1.99)%    (2.31)%    (2.23)%    (2.25)%
After fees waived and
  expenses absorbed                                       (0.53)%    (1.19)%    (0.94)%    (1.15)%    (0.76)%
Portfolio turnover rate                                   34.15%     85.69%     53.71%     41.14%     43.81%



See accompanying Notes to Financial Statements.

                               TRENT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

         Trent Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on September 2, 1992. The investment objective of the Fund is to seek capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or included in the Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

         B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

               In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gain and net foreign currency gain realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1st and the end of its fiscal year. The Fund has incurred capital losses of $152,002 and will elect to defer such losses.

               At August 31, 2001, the Fund had a capital loss carryforward available for federal income tax purposes of $62,540 which expires in 2009, available to offset future gains, if any.

                               TRENT EQUITY FUND

         C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

         E. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended August 31, 2001, the Fund decreased paid-in capital by $21,863 due to the Fund experiencing net investment losses. Accumulated net realized loss on investments and net assets were not affected by this change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

         Trent Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.15% based upon the average daily net assets of the Fund. For the year ended August 31, 2001, the Fund incurred $47,252 in advisory fees.

         The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.00%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the year ended August 31, 2001, the Advisor waived fees of $47,252 and absorbed expenses of $27,947.

                               TRENT EQUITY FUND

         At August 31, 2001, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $184,535. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                                  August 31,
                                   ---------------------------------------------
                                     2002                 2003            2004
                                   -------              -------          -------

Trent Equity Fund                  $60,194              $49,142          $75,199

        The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

         Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator is a division of Firstar Mutual Fund Services, LLC, an affiliate of US Bancorp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Under $15 million                  $30,000
$15 to $50 million                 0.20% of average daily net assets
$50 to $100 million                0.15% of average daily net assets
$100 to $150 million               0.10% of average daily net assets
Over $150 million                  0.05% of average daily net assets

         For the year ended August 31, 2001, the Fund incurred $30,000 in administration fees.

         ICA Fund Services Corporation provides transfer agency services for the Fund. ICA Fund Services Corporation is an affiliate of the Administrator.

         First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator and receives no compensation for its services.

         Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

                               TRENT EQUITY FUND

NOTE 4 - DISTRIBUTION PLAN

         The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. The Advisor voluntarily waived the distribution fees for the period May 22, 2001 to August 31, 2001. For the year ended August 31, 2001, the Fund paid $8,591 to the Advisor, as Distribution Coordinator.

NOTE 5 - INVESTMENT TRANSACTIONS

         The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $1,374,324 and $3,281,018, respectively.

                                   REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
  Trent Equity Fund and
The Board of Trustees of
  Professionally Managed Portfolios

         We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Trent Equity Fund (a series of Professionally Managed Portfolios) as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trent Equity Fund as of August 31, 2001, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
October 15, 2001

--------------------------------------------------------------------------------

                                    Advisor
                         TRENT CAPITAL MANAGEMENT, INC.
                             3150 North Elm Street
                                   Suite 204
                        Greensboro, North Carolina 27408
                                 (336) 282-9302

                                  Distributor
                         FIRST FUND DISTRIBUTORS, INC.
                            4455 East Camelback Road
                                   Suite 261E
                             Phoenix, Arizona 85018

                                   Custodian
                               FIRSTAR BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45201

                                 Transfer Agent
                         ICA FUND SERVICES CORPORATION
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85108

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       345 California Street, 29th Floor
                        San Francisco, California 94104

--------------------------------------------------------------------------------

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


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